Document And Entity Information Document	3 Months Ended
Mar. 31, 2013
Entity [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Entity Registrant Name	GULFPORT ENERGY CORP
Entity Central Index Key	0000874499